Called up share capital and other equity instruments - HSBC's additional tier 1 capital - contingent convertible securities in issue which are accounted for in equity (Details)
€ in Millions, £ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)
Disclosure Of Other Equity [Line Items]
Other equity instruments	$ 20,716				$ 19,070
Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Other equity instruments	20,635				19,024
$2,250m issued at 6.375% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 2,450
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%
Other equity instruments	$ 0				2,450
$3,000m issued at 6.000% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 3,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%
Other equity instruments	$ 3,000				3,000
€1,250m issued at 4.750% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY) | €			€ 1,250
Other equity instruments interest rate	4.75%	4.75%	4.75%	4.75%
Other equity instruments	$ 1,421				1,422
$1,800m issued at 6.500% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 1,800
Other equity instruments interest rate	6.50%	6.50%	6.50%	6.50%
Other equity instruments	$ 1,800				1,800
£1,000m issued at 5.875% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY) | £				£ 1,000
Other equity instruments interest rate	5.875%	5.875%	5.875%	5.875%
Other equity instruments	$ 1,301				1,301
$1,500m issued at 4.600% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 1,500
Other equity instruments interest rate	4.60%	4.60%	4.60%	4.60%
Other equity instruments	$ 1,500				1,500
$1,000m issued at 4.000% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 1,000
Other equity instruments interest rate	4.00%	4.00%	4.00%	4.00%
Other equity instruments	$ 1,000				1,000
$1,000m issued at 4.700% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 1,000
Other equity instruments interest rate	4.70%	4.70%	4.70%	4.70%
Other equity instruments	$ 1,000				1,000
$2,000m issued at 8.000% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 2,000
Other equity instruments interest rate	8.00%	8.00%	8.00%	8.00%
Other equity instruments	$ 1,980				1,980
SGD 1,500m issued at 5.250% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)		$ 1,500
Other equity instruments interest rate	5.25%	5.25%	5.25%	5.25%
Other equity instruments	$ 1,096				1,096
$1,350m issued at 6.875% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 1,350
Other equity instruments interest rate	6.875%	6.875%	6.875%	6.875%
Other equity instruments	$ 1,337				1,337
$1,150m issued at 6.950% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 1,150
Other equity instruments interest rate	6.95%	6.95%	6.95%	6.95%
Other equity instruments	$ 1,139				1,138
$1,500m issued at 6.950% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 1,500
Other equity instruments interest rate	6.95%	6.95%	6.95%	6.95%
Other equity instruments	$ 1,485				0
SGD 800m issued at 5.000% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)		$ 800
Other equity instruments interest rate	5.00%	5.00%	5.00%	5.00%
Other equity instruments	$ 596				0
$2,000m issued at 7.050% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 2,000
Other equity instruments interest rate	7.05%	7.05%	7.05%	7.05%
Other equity instruments	$ 1,980				$ 0